CERTAIN TRANSACTIONS (Details 1) (Cephalon [Member], USD $)	0 Months Ended
	Sep. 30, 2012	Oct. 14, 2011
Cephalon [Member]
Business Acquisition [Line Items]
Date acquired	October 14, 2011
Business Acquisition Cost Of Acquired Entity Purchase Price [Abstract]
Purchase price in US dollars		$ 6,500,000,000
Assets acquired
Current assets		2,855,000,000
Investment and other non-current assets		506,000,000
Property, plant and equipment		359,000,000
Identifiable intangible asset - existing product rights and trade name		2,564,000,000
Research and development in-process		1,296,000,000
Goodwill		3,191,000,000
Total assets acquired		10,771,000,000
Liabilities assumed
Current liabilities		827,000,000
Long-term liabilities, including deferred taxes		1,101,000,000
Short-term Debt		2,082,000,000
Contingent consideration		171,000,000
Total liabilities assumed		4,181,000,000
Non-controlling interests		79,000,000
Net assets acquired		$ 6,511,000,000